Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Table of deferred income tax assets and liabilities

Account		Changes recognized in		As of December 31, 2022
	As of December 31, 2021	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities

Allowance for loan losses	12,503,754	(538,189)	—	11,965,565	—
Provisions	8,026,878	4,587,586	—	12,614,464	—
Loan Commissions	989,255	231,779	—	1,221,034	—
Expenses capitalized for tax purpose	(4,260,076)	(578,506)	—	—	(4,838,582)
Property and equipment	(27,473,603)	14,461,807	—	—	(13,011,796)
Investments in debt securities and equity instruments	(11,162,121)	(2,165,174)	(713,714)	—	(14,041,009)
Derivatives	25,456	(25,456)	—	—	—
Inflation adjustment (see Note 11.4)	7,193,904	(4,708,826)	—	2,485,078	—
Tax loss	297,126	584,936	—	882,062	—
Others	1,584	(36,123)	—	—	(34,539)

Balance	(13,857,843)	11,813,834	(713,714)	29,168,203	(31,925,926)

Offsetting				(27,648,039)	27,648,039

Net				1,520,164	(4,277,887)

Account		Changes recognized in		As of December 31, 2021
	As of December 31, 2020	Consolidated statement of profit or loss (1)	Other comprehensive income	Deferred tax asset	Deferred tax liabilities

Allowance for loan losses	13,471,482	(967,728)	—	12,503,754	—
Provisions	7,382,224	644,654	—	8,026,878	—
Loan Commissions	809,036	180,219	—	989,255	—
Expenses capitalized for tax purpose	(2,482,901)	(1,777,175)	—	—	(4,260,076)
Property and equipment	(19,689,540)	(7,784,063)	—	—	(27,473,603)
Investments in debt securities and equity instruments	(7,832,155)	1,784,440	(5,114,406)	—	(11,162,121)
Derivatives	32,934	(7,478)	—	25,456	—
Inflation adjustment (see Note 11.4)	25,597,408	(18,403,504)	—	7,193,904	—
Tax loss	—	297,126	—	297,126	—
Others	1,802	(218)	—	1,584	—

Balance	17,290,290	(26,033,727)	(5,114,406)	29,037,957	(42,895,800)

Offsetting				(26,156,319)	26,156,319

Net				2,881,638	(16,739,481)

(1)
It includes a decrease of deferred tax asset of 14,798,341 due to the tax inflation adjustment mechanism described in note 11.
4
 – “Income tax – inflation adjustment for fiscal year 2020” and 634,823 of over deferred tax from prior year.

Table of income tax expense

	December 31, 2022	December 31, 2021	December 31, 2020

Current Tax	(9,290,084)	(353,039)	(35,770,730)
Deferred Tax	11,813,834	(10,600,563)	11,184,736
Over/under income tax from prior year (see Note 11.4) (1)	—	1,951,077	963,830

Income tax recognized in the consolidated statement of profit or loss	2,523,750	(9,002,525)	(23,622,164)

Table of reconciliation effective tax rate

	December 31, 2022	December 31, 2021	December 31, 2020

Profit before income tax	55,436,928	27,226,764	53,225,468
Income tax rate	35%	35%	30%

Income tax using the Bank’s income tax rate	19,402,925	9,529,367	15,967,640

Tax -exempt income	(148,549)	(553,799)	(965,545)
Non-deductible expenses	152,789	284,293	354,740
Change in tax rate (see Note 11.3)	—	2,876,256	(1,307,603)
Other	(217,250)	125,248	573,718
Net monetary inflation adjustment	60,738,634	38,561,719	24,721,705

Subtotal	79,928,549	50,823,084	39,344,655
Inflation adjustment for tax purposes (see Note 11.4)	(82,362,333)	(39,869,482)	(14,758,661)
Over/under income tax from prior year (see Note 11.4) (1)	(89,966)	(1,951,077)	(963,830)

Income tax expense	(2,523,750)	9,002,525	23,622,164

Effective tax rate	(5)%	33%	44%

(1)	It includes an income tax charge of 1,897,285 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.4 “Income tax – inflation adjustment for fiscal year 2020”.